Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2013

Collection Period Start	1-Mar-13	Distribution Date	15-Apr-13
Collection Period End	31-Mar-13	30/360 Days	30
Beg. of Interest Period	15-Mar-13	Actual/360 Days	31
End of Interest Period	15-Apr-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	237,387,039.49	188,035,031.31	0.2105992
Total Securities		892,857,142.86	237,387,039.49	188,035,031.31	0.2105992
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.120000%	280,000,000.00	0.00	0.00	0.0000000
Class A-4 Notes	1.270000%	112,000,000.00	94,529,896.63	45,177,888.45	0.4033740
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	0.00	0.00	0.0000000	0.0000000
Class A-4 Notes	49,352,008.18	100,044.14	440.6429302	0.8932513
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	49,352,008.18	100,044.14

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				2,900,433.76
Monthly Interest				1,335,237.29
Total Monthly Payments				4,235,671.05

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				153,788.22
Aggregate Sales Proceeds Advance				15,028,146.92
Total Advances				15,181,935.14

Vehicle Disposition Proceeds:
Reallocation Payments				33,685,449.00
Repurchase Payments				1,476,790.75
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				8,924,229.18
Excess Wear and Tear and Excess Mileage				221,824.85
Remaining Payoffs				0.00
Net Insurance Proceeds				162,101.53
Residual Value Surplus				656,655.46
Total Collections				64,544,656.96

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	23,365,865.00			1,580
Involuntary Repossession	64,426.00			5
Voluntary Repossession	28,912.00			1
Full Termination	10,226,246.00			721
Bankruptcy	-			-
Insurance Payoff		159,584.82		10
Customer Payoff			250,658.98	14
Grounding Dealer Payoff			5,318,837.73	322
Dealer Purchase			2,142,106.94	128
Total	33,685,449.00	159,584.82	7,711,603.65	2,781

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	14,978	256,514,789.57	6.00%	237,387,039.49
Total Depreciation Received		(3,452,536.75)		(3,290,134.82)
Principal Amount of Gross Losses	(17)	(265,864.59)		(245,651.08)
Repurchase / Reallocation	(97)	(1,518,886.09)		(1,476,790.75)
Early Terminations	(1,680)	(27,668,242.05)		(25,662,588.09)
Scheduled Terminations	(1,222)	(19,713,899.58)		(18,676,843.44)
Pool Balance - End of Period	11,962	203,895,360.51	6.00000%	188,035,031.31

Remaining Pool Balance
Lease Payment				22,314,273.49
Residual Value				165,720,757.82
Total				188,035,031.31

III. DISTRIBUTIONS

Total Collections					64,544,656.96
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					64,544,656.96

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					254,957.39
3. Reimbursement of Sales Proceeds Advance					12,803,530.72
4. Servicing Fee:
Servicing Fee Due					197,822.53
Servicing Fee Paid					197,822.53
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					13,256,310.64

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					0.00

Class A-3 Notes Monthly Interest Paid					0.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	100,044.14

Class A-4 Notes Monthly Interest Paid	100,044.14
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	100,044.14
Total Note and Certificate Monthly Interest Paid	100,044.14
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	51,188,302.18

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	49,352,008.18

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	49,352,008.18
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,836,294.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,836,294.00
Gross Reserve Account Balance		15,229,151.14
Remaining Available Collections Released to Seller		1,836,294.00
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.76
Monthly Prepayment Speed		149%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	312,383.46
Securitization Value of Defaulted Receivables and Casualty Receivables	245,651.08	17
Aggregate Defaulted and Casualty Gain (Loss)	66,732.38
Pool Balance at Beginning of Collection Period	237,387,039.49
Net Loss Ratio	0.0281%

Cumulative Net Losses for all Periods	0.0567%	506,629.20

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,556,537.16	95
61-90 Days Delinquent	611,307.00	39
91-120+ Days Delinquent	134,032.76	9
Total Delinquent Receivables:	2,301,876.92	143
60+ Days Delinquencies as Percentage of Receivables	0.31%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	33,592,111.00	2294
Securitization Value	34,876,221.71
Aggregate Residual Gain (Loss)	(1,284,110.71)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	213,824,316.22	13,717
Cumulative Securitization Value	222,930,873.89
Cumulative Residual Gain (Loss)	(9,106,557.67)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		15,499,088.97
Reimbursement of Outstanding Advance		12,803,530.72
Additional Advances for current period		15,028,146.92
Ending Balance of Residual Advance		17,723,705.17

Beginning Balance of Payment Advance		473,165.79
Reimbursement of Outstanding Payment Advance		254,957.39
Additional Payment Advances for current period		153,788.22
Ending Balance of Payment Advance		371,996.62

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No